Events After the Reporting Period - Share Repurchase Program Authorized Amount (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	1 Months Ended										3 Months Ended
	Mar. 17, 2023 EUR (€) € / shares shares	Mar. 17, 2023 USD ($) $ / shares shares	Feb. 28, 2023 EUR (€) € / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jan. 31, 2023 EUR (€) € / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 17, 2023 EUR (€) shares
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program authorized amount | €										€ 1,500.0
Number of ADSs Purchased (in shares) | shares	745,196	745,196	857,620	857,620	618,355	618,355	0	0			2,221,171
Average Price Paid per ADS (in dollar per share and euro per share) | (per share)	€ 121.08	$ 128.49	€ 129.06	$ 138.05	€ 131.12	$ 142.26	€ 0	$ 0
Total number of ADSs purchased ((in shares) | shares	2,221,171	2,221,171	1,475,975	1,475,975	618,355	618,355	0	0
Approximate value of ADSs that may yet be purchased (in millions)	€ 218.0	$ 197.9	€ 308.2	$ 293.6	€ 418.9	$ 412.0	€ 500.0	$ 500.0
Share Repurchase Program, Tranche Two
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase program authorized amount | €									€ 500.0		€ 500.0